REVENUE - Disaggregation of Revenue by Destination of Shipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Total Revenue by product line	€ 4,883	€ 5,907	€ 5,686
Germany
Disclosure of geographical areas [line items]
Total Revenue by product line	1,014	1,260	1,339
France
Disclosure of geographical areas [line items]
Total Revenue by product line	362	563	554
United Kingdom
Disclosure of geographical areas [line items]
Total Revenue by product line	192	194	175
Switzerland
Disclosure of geographical areas [line items]
Total Revenue by product line	52	68	77
Other Europe
Disclosure of geographical areas [line items]
Total Revenue by product line	923	1,078	1,038
Total Europe
Disclosure of geographical areas [line items]
Total Revenue by product line	2,543	3,163	3,183
United States
Disclosure of geographical areas [line items]
Total Revenue by product line	1,941	2,175	1,897
Asia and Other Pacific
Disclosure of geographical areas [line items]
Total Revenue by product line	211	277	300
All Other
Disclosure of geographical areas [line items]
Total Revenue by product line	€ 188	€ 292	€ 306